Employee benefits - Summary of Change in Plan Assets for Pension and Post Retirement Medical Plans (Detail) - Plan assets [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Beginning of the year	$ 162.6	₨ 12,313.1	₨ 11,282.2
Interest income	11.0	831.2	776.7
Remeasurements (gains) / losses –
Return on plan assets, (excluding amount included in net Interest Cost)	1.5	110.1	355.9
Employer's contributions	7.0	529.5	1,140.2
Benefits paid	(11.1)	(839.3)	(1,241.9)
Acquisition/(Divestment)	(0.3)	(26.5)
End of the year	$ 170.7	₨ 12,918.1	₨ 12,313.1